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                            J. & W. Seligman & Co.
                                 Incorporated

                                                     February 28, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Seligman Portfolios, Inc. (the "Fund")
    Post-Effective Amendment No. 35
    File Nos. 33-15253 and 811-5221

Dear Sir or Madam:

Filed herewith is a Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the Fund filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, and Amendment No. 37 under the Investment Company Act of 1940, as amended. This filing has been marked to show changes from Post-Effective Amendment No. 34 filed on April 29, 2005.

This Post-Effective Amendment No. 35 is being filed to reflect a change in the way securities are chosen for investment in the Fund's Seligman Common Stock Portfolio, as described in the section "Principal Investment Strategies" on page 8 of the Fund's Prospectus, among other non-material changes to the Fund's Prospectus.

   If you have any questions or comments, please contact the undersigned at
(212) 850-1703.

                                                  Very truly yours,

                                                  /s/ Joseph L. D'Alessandro
                                                  -----------------------------
                                                  Joseph L. D'Alessandro
                                                  Vice President
                                                  Law & Regulation

JLD/jgm

               100 Park Avenue New York, NY 10017 (212) 850-1864